Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity	Stockholders’ Equity

(a) Preferred Stock

7.50% Series B Cumulative Redeemable Preferred Stock (“Series B Preferred Stock”)

On April 15, 2013, the Company completed the issuance of 8.0 million shares of its Series B Preferred Stock with a par value of $0.01 per share, and a liquidation preference of $25.00 per share plus accrued and unpaid dividends, in an underwritten public offering. The Company’s Series B Preferred Stock is entitled to receive a dividend at a rate of 7.50% per year on the $25.00 liquidation preference before the Company’s common stock is paid any dividends and is senior to the Company’s common stock with respect to distributions upon liquidation, dissolution or winding up. Dividends on the Series B Preferred Stock are payable quarterly in arrears on or about March 31, June 30, September 30 and December 31 of each year. The Series B Preferred Stock is redeemable at $25.00 per share plus accrued and unpaid dividends (whether or not authorized or declared) exclusively at the Company’s option.
The Series B Preferred Stock generally does not have any voting rights, subject to an exception in the event the Company fails to pay dividends on such stock for six or more quarterly periods (whether or not consecutive).  Under such circumstances, the Series B Preferred Stock will be entitled to vote to elect two additional directors to the Company’s Board of Directors (the “Board”), until all unpaid dividends have been paid or declared and set apart for payment.  In addition, certain material and adverse changes to the terms of the Series B Preferred Stock cannot be made without the affirmative vote of holders of at least 66 2/3% of the outstanding shares of Series B Preferred Stock.
As a result of the turmoil in the financial markets resulting from the global COVID-19 pandemic, and in order to preserve liquidity, on March 25, 2020, the Company revoked the previously announced first quarter 2020 quarterly cash dividends on each of the Company's common stock and Series B Preferred Stock. On July 1, 2020, the Company announced that it had reinstated the payment of dividends on its Series B Preferred Stock and declared a preferred stock dividend of $0.9375 per share, payable on July 31, 2020 to Series B Preferred stockholders of record as of July 15, 2020.
The following table presents cash dividends declared by the Company on its Series B Preferred Stock from January 1, 2019 through December 31, 2021:

Year	Declaration Date	Record Date	Payment Date	Dividend Per Share
2021	November 16, 2021	December 1, 2021	December 31, 2021	$0.46875
	August 26, 2021	September 8, 2021	September 30, 2021	0.46875
	May 24, 2021	June 7, 2021	June 30, 2021	0.46875
	February 19, 2021	March 5, 2021	March 31, 2021	0.46875

2020	November 18, 2020	December 4, 2020	December 31, 2020	$0.46875
	August 12, 2020	September 8, 2020	September 30, 2020	0.46875
	July 1, 2020	July 15, 2020	July 31, 2020	0.93750

2019	November 15, 2019	December 2, 2019	December 31, 2019	$0.46875
	August 9, 2019	August 30, 2019	September 30, 2019	0.46875
	May 20, 2019	June 3, 2019	June 28, 2019	0.46875
	February 15, 2019	March 4, 2019	March 29, 2019	0.46875
6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock (“Series C Preferred Stock”)
On February 28, 2020, the Company amended its charter through the filing of articles supplementary to reclassify 12,650,000 shares of the Company’s authorized but unissued common stock as shares of the Company’s Series C Preferred Stock. On March 2, 2020, the Company completed the issuance of 11.0 million shares of its Series C Preferred Stock with a par value of $0.01 per share, and a liquidation preference of $25.00 per share plus accrued and unpaid dividends, in an underwritten public offering. The total net proceeds the Company received from the offering were approximately $266.0 million, after deducting offering expenses and the underwriting discount.

The Company’s Series C Preferred Stock is entitled to receive dividends (i) from and including the original issue date to, but excluding, March 31, 2025, at a fixed rate of 6.50% per year on the $25.00 liquidation preference and (ii) from and including March 31, 2025, at a floating rate equal to three-month London Interbank Offered Rate (“LIBOR”) plus a spread of 5.345% per year of the $25.00 per share liquidation preference before the Company’s common stock is paid any dividends, and is senior to the Company’s common stock with respect to distributions upon liquidation, dissolution or winding up. Dividends on the Series C Preferred Stock are payable quarterly in arrears on or about March 31, June 30, September 30 and December 31 of each year. The Series C Preferred Stock is not redeemable by the Company prior to March 31, 2025, except under circumstances where it is necessary to preserve the Company’s qualification as a REIT for U.S. federal income tax purposes and upon the occurrence of certain specified change in control transactions. On or after March 31, 2025, the Company may, at its option, subject to certain procedural requirements, redeem any or all of the shares of the Series C Preferred Stock for cash at a redemption price of $25.00 per share, plus any accrued and unpaid dividends thereon (whether or not authorized or declared) to, but excluding, the redemption date.

The Series C Preferred Stock generally does not have any voting rights, subject to an exception in the event the Company fails to pay dividends on such stock for six or more quarterly periods (whether or not consecutive).  Under such circumstances, the Series C Preferred Stock will be entitled to vote to elect two additional directors to the Company’s Board, until all unpaid dividends have been paid or declared and set apart for payment. In addition, certain material and adverse changes to the terms of the Series C Preferred Stock cannot be made without the affirmative vote of holders of at least 66 2/3% of the outstanding shares of Series C Preferred Stock.

Pursuant to the now-terminated forbearance agreements that the Company had previously entered into, the Company was prohibited from paying dividends on its Series C Preferred Stock during the forbearance period. On July 1, 2020, the Company announced that it had reinstated the payment of dividends on its Series C Preferred Stock and declared a preferred stock dividend of $0.53264 per share, payable on July 31, 2020 to the Series C Preferred stockholders of record as of July 15, 2020. Upon payment of this dividend, the Company paid in full all accumulated but previously unpaid dividends on its Series C Preferred Stock.

The following table presents cash dividends declared by the Company on its Series C Preferred Stock from January 1, 2020 through December 31, 2021:

Year	Declaration Date	Record Date	Payment Date	Dividend Per Share
2021	November 16, 2021	December 1, 2021	December 31, 2021	$0.40625
	August 26, 2021	September 8, 2021	September 30, 2021	0.40625
	May 24, 2021	June 7, 2021	June 30, 2021	0.40625
	February 19, 2021	March 5, 2021	March 31, 2021	0.40625

2020	November 18, 2020	December 4, 2020	December 31, 2020	$0.40625
	August 12, 2020	September 8, 2020	September 30, 2020	0.40625
	July 1, 2020	July 15, 2020	July 31, 2020	0.53264
(b)  Dividends on Common Stock

As discussed above, on March 25, 2020, the Company revoked its previously announced first quarter 2020 quarterly cash dividends on each of the Company's common stock and Series B Preferred Stock. The quarterly cash dividend of $0.80 per share on the Company's common stock had been declared on March 11, 2020, and was to be paid on April 30, 2020, to all stockholders of record as of the close of business March 31, 2020.

The following table presents cash dividends declared by the Company on its common stock from January 1, 2019 through December 31, 2021:

Year	Declaration Date	Record Date	Payment Date	Dividend Per Share
2021	December 14, 2021	December 31, 2021	January 31, 2022	$0.440	(1)
	September 15, 2021	September 30, 2021	October 29, 2021	0.400
	June 15, 2021	June 30, 2021	July 30, 2021	0.400
	March 12, 2021	March 31, 2021	April 30, 2021	0.300

2020	December 17, 2020	December 30, 2020	January 29, 2021	$0.300	(2)
	August 6, 2020	September 30, 2020	October 30, 2020	0.200

2019	December 12, 2019	December 30, 2019	January 31, 2020	$0.800	(3)
	September 12, 2019	September 30, 2019	October 31, 2019	0.800
	June 12, 2019	July 1, 2019	July 31, 2019	0.800
	March 6, 2019	March 29, 2019	April 30, 2019	0.800

(1)At December 31, 2021, the Company had accrued dividends and dividend equivalents payable of $47.8 million related to the common stock dividend declared on December 14, 2021. This dividend will be considered taxable income to the recipient in 2022. For more information see the Company’s 2021 Dividend Tax Information on its website.
(2)At December 31, 2020, we had accrued dividends and dividend equivalents payable of $34.0 million related to the common stock dividend declared on December 17, 2020. This dividend was considered taxable income to the recipient in 2021. For more information see our 2020 Dividend Tax Information on our website.
(3)At December 31, 2019, we had accrued dividends and dividend equivalents payable of $90.7 million related to the common stock dividend declared on December 12, 2019. This dividend was considered taxable income to the recipient in 2019. For more information see our 2019 Dividend Tax Information on our website.

In general, the Company’s common stock dividends have been characterized as ordinary income to its stockholders for income tax purposes.  However, a portion of the Company’s common stock dividends may, from time to time, be characterized as capital gains or return of capital.  For the year ended December 31, 2021, the portion of the Company’s common stock dividends that was deemed to be a return of capital was $1.0512 per share of common stock. For the year ended December 31, 2020, the portion of the Company’s common stock dividends that was deemed to be a return of capital was $0.20 per share of common stock. For the year ended December 31, 2019, the portion of the Company’s common stock dividends that were deemed to be capital gains were $0.6688 per share of common stock.

(c) Discount Waiver, Direct Stock Purchase and Dividend Reinvestment Plan (“DRSPP”)

On October 15, 2019, the Company filed a shelf registration statement on Form S-3 with the SEC under the Securities Act of 1933, as amended (the “Securities Act”), for the purpose of registering additional common stock for sale through its DRSPP.  Pursuant to Rule 462(e) under the Securities Act, this shelf registration statement became effective automatically upon filing with the SEC and, when combined with the unused portion of the Company’s previous DRSPP shelf registration statements, registered an aggregate of 2.25 million shares of common stock.  The Company’s DRSPP is designed to provide existing stockholders and new investors with a convenient and economical way to purchase shares of common stock through the automatic reinvestment of dividends and/or optional cash investments.  At December 31, 2021, approximately 2.1 million shares of common stock remained available for issuance pursuant to the DRSPP shelf registration statement.

During the years ended December 31, 2021, 2020 and 2019, the Company issued 107,925, 58,909 and 80,722 shares of common stock through the DRSPP, raising net proceeds of approximately $1.9 million, $1.0 million and $2.4 million, respectively.  From the inception of the DRSPP in September 2003 through December 31, 2021, the Company issued 8,761,526 shares pursuant to the DRSPP, raising net proceeds of $289.5 million.

(d) At-the-Market Offering Program

On August 16, 2019 the Company entered into a three-year distribution agreement under the terms of which the Company may offer and sell shares of its common stock having an aggregate gross sales price of up to $400.0 million (the “ATM Shares”), from time to time, through various sales agents, pursuant to an at-the-market equity offering program (the “ATM Program”). Sales of the ATM Shares, if any, may be made in negotiated transactions or by transactions that are deemed to be “at-the-market” offerings, as defined in Rule 415 under the Securities Act, including sales made directly on the New York Stock Exchange (“NYSE”) or sales made to or through a market maker other than an exchange. The sales agents are entitled to compensation of up to two percent of the gross sales price per share for any shares of common stock sold under the distribution agreement.

During the years ended December 31, 2021 and 2020, the Company did not sell any shares of common stock through the ATM Program. At December 31, 2021, approximately $390.0 million remained outstanding for future offerings under this program. During the year ended December 31, 2019, the Company sold 339,382 shares of common stock through the ATM Program at a weighted average price of $29.60, raising proceeds of approximately $9.9 million, net of fees and commissions paid to sales agents of approximately $100,000.

(e)  Stock Repurchase Program

On November 2, 2020, the Company’s Board authorized a stock repurchase program under which the Company may repurchase up to $250 million of its common stock through the end of 2022. The Board’s authorization replaces the authorization under the Company’s existing stock repurchase program that was adopted in December 2013, which authorized the Company to repurchase up to 2.5 million shares of common stock and under which approximately 1.65 million remained available for repurchase.

The stock repurchase program does not require the purchase of any minimum number of shares. The timing and extent to which the Company repurchases its shares will depend upon, among other things, market conditions, share price, liquidity, regulatory requirements and other factors, and repurchases may be commenced or suspended at any time without prior notice. Acquisitions under the stock repurchase program may be made in the open market, through privately negotiated transactions or block trades or other means, in accordance with applicable securities laws (including, in the Company’s discretion, through the use of one or more plans adopted under Rule 10b5-1 promulgated under the Exchange Act of 1934, as amended (the “Exchange Act”)).

During the years ended December 31, 2021 and 2020, the Company repurchased 5,025,374 and 3,521,420 shares of its common stock through the stock repurchase program at an average cost of $17.04 and $14.44 per share and a total cost of approximately $85.6 million and $50.8 million, net of fees and commissions paid to the sales agent of approximately $201,000 and $141,000, respectively. In addition, as discussed further below, during the year ended December 31, 2020 the Company repurchased 4,398,394 warrants for $33.7 million that were included in the stock repurchase program. As of December 31, 2021, the Company was permitted to purchase an additional $80.3 million of its common stock. The Company did not repurchase any shares of its common stock during the year ended December 31, 2019.

(f) Warrants

On June 15, 2020, the Company entered into an Investment Agreement with Apollo and Athene (together the “Purchasers”), under which the Company agreed to issue to the Purchasers warrants (the “Warrants”) to purchase, in the aggregate, 9,259,777 shares (subject to adjustment in accordance with their terms) of the Company’s common stock. One half of the Warrants had an exercise price of $6.64 per share and the other half had an exercise price of $8.32 per share. The Investment Agreement and the Term Loan Facility (see Note 6) were entered into simultaneously, and the $495.0 million of proceeds received were allocated between the debt ($481.0 million) and the warrants ($14.0 million). The amount allocated to the warrants was recorded in Additional paid-in capital on the Company’s consolidated balance sheets.

During the fourth quarter of 2020, the Company repurchased, for $33.7 million, approximately 48% of the Warrants that were issued to the Purchasers. The remaining Warrants were exercised by the Purchasers later in the fourth quarter of 2020, resulting in the Company issuing approximately 3.1 million shares of common stock and receiving $6.5 million in cash.

(g) Accumulated Other Comprehensive Income/(Loss)

The following tables present changes in the balances of each component of the Company’s AOCI for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31, 2021
(In Thousands)	Net Unrealized Gain/(Loss) on AFS Securities	Net Gain/(Loss) on Swaps	Net Unrealized Gain/(Loss) on Financing Agreements (1)	Total AOCI
Balance at beginning of period	$79,607	$—	$(2,314)	$77,293
OCI before reclassifications	(32,774)	—	1,059	(31,715)
Amounts reclassified from AOCI (2)	—	—	—	—
Net OCI during the period (3)	(32,774)	—	1,059	(31,715)
Balance at end of period	$46,833	$—	$(1,255)	$45,578

	For the Year Ended December 31, 2020
(In Thousands)	Net Unrealized Gain/(Loss) on AFS Securities	Net Gain/(Loss) on Swaps	Net Unrealized Gain/(Loss) on Financing Agreements (1)	Total AOCI
Balance at beginning of period	$392,722	$(22,675)	$—	$370,047
OCI before reclassifications	420,281	(50,127)	(2,314)	367,840
Amounts reclassified from AOCI (2)	(733,396)	72,802	—	(660,594)
Net OCI during the period (3)	(313,115)	22,675	(2,314)	(292,754)
Balance at end of period	$79,607	$—	$(2,314)	$77,293

	For the Year Ended December 31, 2019
(In Thousands)	Net Unrealized Gain/(Loss) on AFS Securities	Net Gain/(Loss) on Swaps	Total AOCI
Balance at beginning of period	$417,167	$3,121	$420,288
OCI before reclassifications	20,335	(23,342)	(3,007)
Amounts reclassified from AOCI (2)	(44,780)	(2,454)	(47,234)
Net OCI during the period (3)	(24,445)	(25,796)	(50,241)
Balance at end of period	$392,722	$(22,675)	$370,047

(1)Net Unrealized Gain/(Loss) on Financing Agreements at Fair Value due to changes in instrument-specific credit risk.
(2)See separate table below for details about these reclassifications.
(3)For further information regarding changes in OCI, see the Company’s consolidated statements of comprehensive income/(loss).

The following table presents information about the significant amounts reclassified out of the Company’s AOCI for the years ended December 31, 2021, 2020, and 2019:

	For the Year Ended December 31,
	2021	2020	2019
Details about AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Statement Where Net Income is Presented
(In Thousands)
AFS Securities:
Realized gain on sale of securities	$—	$(389,127)	$(44,600)	Net realized (loss)/gain on sales of securities and residential whole loans
Impairment recognized in earnings	—	(344,269)	(180)	Other, net
Total AFS Securities	$—	$(733,396)	$(44,780)
Swaps designated as cash flow hedges:
Amortization of de-designated hedging instruments	—	72,802	(2,454)	Other, net
Total Swaps designated as cash flow hedges	$—	$72,802	$(2,454)
Total reclassifications for period	$—	$(660,594)	$(47,234)